Short-term bank loans (Details)				0 Months Ended									0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Aug. 19, 2012 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013	Aug. 19, 2011 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013 USD ($)	Aug. 19, 2011 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013 CNY	Aug. 05, 2011 Bank Loan Due August 5, 2012 USD ($)	Aug. 05, 2011 Bank Loan Due August 5, 2012 CNY	Aug. 17, 2011 Standby Letter of Credit USD ($)	Aug. 17, 2011 Standby Letter of Credit CNY	Mar. 30, 2012 Bank Loan Due April 2013 USD ($)	Mar. 30, 2012 Bank Loan Due April 2013 CNY	Apr. 08, 2013 Bank Loan Due April 8, 2014 USD ($)	Apr. 08, 2013 Bank Loan Due April 8, 2014 CNY	Aug. 13, 2013 Bank Loan Due August 2014 USD ($)	Aug. 13, 2013 Bank Loan Due August 2014 CNY
Short-term bank loan disclosures
Time deposits pledged to secure bank loan						177,688,627		355,000,000		120,000,000		658,715,750		161,000,000		65,100,000
Bank loan	$ 35,249,765	213,391,500	747,974,500		$ 24,000,000		$ 50,000,000		$ 15,000,000		$ 95,000,000		$ 25,000,000		$ 10,000,000
Bank loans, interest rate per annum over 3-month LIBOR (as a percent)				2.35%	2.65%	2.65%	2.32%	2.32%	3.50%	3.50%			1.00%	1.00%	1.00%	1.00%
Bank loans, interest rate per annum (as a percent)											2.19%	2.19%
Variable interest reference rate				3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR			3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR